Cover	Feb. 11, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 11, 2020
Entity File Number	001-37860
Entity Registrant Name	VAREX IMAGING CORPORATION
Entity Central Index Key	0001681622
Entity Tax Identification Number	81-3434516
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1678 S. Pioneer Road,
Entity Address, City or Town	Salt Lake City,
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84104
City Area Code	801
Local Phone Number	972-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VREX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false